Fees Summary	Mar. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 299,661,000
Previously Paid Amount	0
Total Fee Amount	45,878.1
Total Offset Amount	0
Net Fee	$ 45,878.1